Loans and Allowance for Credit Losses, PCI, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	$ 30	$ 117	$ 231	$ 0
Provision (reversal of provision) for losses due to credit deterioration	(15)	(68)	32	1,784
Charge-offs	(4)	(19)	(146)	(1,553)
Balance, end of period	11	30	117	231
Commercial Portfolio Segment [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	26	88	165	0
Provision (reversal of provision) for losses due to credit deterioration	(12)	(52)	25	1,668
Charge-offs	(3)	(10)	(102)	(1,503)
Balance, end of period	11	26	88	165
Pick-a-pay [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	0	0	0	0
Provision (reversal of provision) for losses due to credit deterioration	0	0	0	0
Charge-offs	0	0	0	0
Balance, end of period	0	0	0	0
Other Consumer [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	4	29	66	0
Provision (reversal of provision) for losses due to credit deterioration	(3)	(16)	7	116
Charge-offs	(1)	(9)	(44)	(50)
Balance, end of period	$ 0	$ 4	$ 29	$ 66